OTHER CURRENT ASSETS (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Other Assets [Abstract]
Fair value of derivative contracts (Note 24)	CAD 376	CAD 442
Cash provided as collateral	313	590
Prepaid expenses	131	132
Regulatory assets (Note 10)	33	85
Other1	55	89
Other current assets, total	CAD 908	CAD 1,338